Provisions for pensions and similar obligations (Details 7) - Other Similar Obligations - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Similar Obligations
Fair value of plan assets at beginning of year	R$ 4,157,251	R$ 3,721,147	R$ 3,310,895
Interest (Expense) Income	381,992	362,444	348,078
Remeasurement - Actual return (loss) on plan assets excluding the amounts included in net interest expense	915,626	304,632	303,504
Contributions/(surrenders)	107,037	72,548	61,803
Of which:
By the Bank	107,037	72,548	61,803
Benefits paid	(339,389)	(310,458)	(303,133)
Exchange differences and other items	0	6,938	0
Fair value of plan assets at end of year	R$ 5,222,517	R$ 4,157,251	R$ 3,721,147